Fair Value of Financial Instruments (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Assets:
Investment securities available for sale	$ 406,549,000	$ 245,249,000
Mortgage loans held for sale	3,637,000	9,139,000
Level 1
Assets:
Investment securities available for sale	0	0
Mortgage loans held for sale	0	0
Liabilities:
Cash and cash equivalents	277,499,000	161,580,000
Other investments	0	0
Loans, net	0	0
Cash surrender value of life insurance	0	0
Deposits	0	0
Securities sold under agreements to repurchase	0	0
Junior subordinated debentures	0	0
Level 2
Assets:
Investment securities available for sale	406,549,000	245,249,000
Mortgage loans held for sale	0	0
Liabilities:
Cash and cash equivalents	0	0
Other investments	0	0
Loans, net	0	0
Cash surrender value of life insurance	1,510,000	1,320,000
Deposits	0	0
Securities sold under agreements to repurchase	37,094,000	26,201,000
Junior subordinated debentures	15,464,000	15,464,000
Level 3
Assets:
Investment securities available for sale	0	0
Mortgage loans held for sale	3,637,000	9,139,000
Liabilities:
Cash and cash equivalents	0	0
Other investments	3,668,000	4,155,000
Loans, net	855,814,000	924,845,000
Cash surrender value of life insurance	0	0
Deposits	1,401,833,000	1,216,503,000
Securities sold under agreements to repurchase	0	0
Junior subordinated debentures	0	0
Estimated Fair Value
Assets:
Investment securities available for sale	406,549,000	245,249,000
Mortgage loans held for sale	3,637,000	9,139,000
Liabilities:
Cash and cash equivalents	277,499,000	161,580,000
Other investments	3,668,000	4,155,000
Loans, net	855,814,000	924,845,000
Cash surrender value of life insurance	1,510,000	1,320,000
Deposits	1,401,833,000	1,216,503,000
Securities sold under agreements to repurchase	37,094,000	26,201,000
Junior subordinated debentures	15,464,000	15,464,000
Carrying Amount
Assets:
Investment securities available for sale	406,549,000	245,249,000
Mortgage loans held for sale	3,637,000	9,139,000
Liabilities:
Cash and cash equivalents	277,499,000	161,580,000
Other investments	3,668,000	4,155,000
Loans, net	875,514,000	938,731,000
Cash surrender value of life insurance	1,510,000	1,320,000
Deposits	1,412,748,000	1,221,086,000
Securities sold under agreements to repurchase	37,094,000	26,201,000
Junior subordinated debentures	$ 15,464,000	$ 15,464,000